                                  1999 ANNUAL
                                     REPORT
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C

PERIOD ENDED DECEMBER 31, 1999                                     [KEMPER LOGO]

                      (This page intentionally left blank)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS OF

KEMPER INVESTORS LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF VARIABLE ANNUITY ACCOUNT C

  In our opinion, the accompanying combined statements of assets and liabilities and contract owners' equity and the related combined statements of operations and combined statements of changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company Variable Separate Account (the "Company") at December 31, 1999 and the combined results of its operations for the year then ended and the combined changes in its contract owners' equity for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluations of the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the fund. We believe that our audits provide a reasonable basis for our opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

February 24, 2000

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND CONTRACT OWNERS' EQUITY
December 31, 1999
(IN THOUSANDS)

                                                                              KEMPER
                                                                           TOTAL RETURN
                                                                COMBINED   FUND DIVISION
----------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------
Investments, at current value                                  $ 20,645         6,977
----------------------------------------------------------------------------------------
Dividend and other receivables                                        2            --
----------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 20,647         6,977
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
----------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges                                 18             6
----------------------------------------------------------------------------------------
  Other                                                               5             2
----------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                23             8
----------------------------------------------------------------------------------------
Contract owners' equity                                        $ 20,624         6,969
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
----------------------------------------------------------------------------------------
Excess of payments for units redeemed over proceeds from
  units sold                                                   $(74,926)      (13,178)
----------------------------------------------------------------------------------------
Accumulated net investment income                                88,715        16,336
----------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on sales of investments      4,768         2,831
----------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments             2,067           980
----------------------------------------------------------------------------------------
Contract owners' equity                                        $ 20,624         6,969
----------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                    KEMPER INCOME                                      KEMPER         KEMPER U.S.
       KEMPER        AND CAPITAL       ZURICH          KEMPER        DIVERSIFIED      GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME         SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION    FUND DIVISION
        6,206             750            4,581          1,205             132              794
---------------------------------------------------------------------------------------------------
            2              --               --             --              --               --
---------------------------------------------------------------------------------------------------
        6,208             750            4,581          1,205             132              794
---------------------------------------------------------------------------------------------------
            5               1                4              1              --                1
---------------------------------------------------------------------------------------------------
            1              --                2             --              --               --
---------------------------------------------------------------------------------------------------
            6               1                6              1              --                1
---------------------------------------------------------------------------------------------------
        6,202             749            4,575          1,204             132              793
---------------------------------------------------------------------------------------------------
       (8,698)         (2,883)         (39,588)        (4,664)           (527)          (5,388)
---------------------------------------------------------------------------------------------------
       11,266           3,542           44,163          5,945           1,447            6,016
---------------------------------------------------------------------------------------------------
        2,303             124               --             66            (764)             208
---------------------------------------------------------------------------------------------------
        1,331             (34)              --           (143)            (24)             (43)
---------------------------------------------------------------------------------------------------
        6,202             749            4,575          1,204             132              793
---------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the year ended December 31, 1999
(IN THOUSANDS)


                                                                                 KEMPER
                                                                              TOTAL RETURN
                                                                COMBINED      FUND DIVISION
Dividend and capital gain distributions                          $1,499            464
-------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                                211             75
-------------------------------------------------------------------------------------------
  Maintenance fee                                                     9              3
-------------------------------------------------------------------------------------------
    Total expenses                                                  220             78
-------------------------------------------------------------------------------------------
Net investment income                                             1,279            386
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments                  831            488
-------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) of
    investments                                                     707             30
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments        1,538            518
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY RESULTING
  FROM OPERATIONS                                                $2,817            904
-------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND        ZURICH                          KEMPER        KEMPER U.S.
       KEMPER          CAPITAL          MONEY          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION       MARKET        HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
          543             46             233             140              14              59
-------------------------------------------------------------------------------------------------
           55              8              48              14               2               9
-------------------------------------------------------------------------------------------------
            2             --               3               1              --              --
-------------------------------------------------------------------------------------------------
           57              8              51              15               2               9
-------------------------------------------------------------------------------------------------
          486             38             182             125              12              50
-------------------------------------------------------------------------------------------------
          368              2              --              (2)            (19)             (6)
-------------------------------------------------------------------------------------------------
          903            (73)             --            (103)              2             (52)
-------------------------------------------------------------------------------------------------
        1,271            (71)             --            (105)            (17)            (58)
-------------------------------------------------------------------------------------------------
        1,757            (33)            182              20              (5)             (8)
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY
For the years ended December 31, 1999 and 1998
(IN THOUSANDS)

                                                                    COMBINED
                                                                -----------------
                                                                 1999       1998
---------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------
  Net investment income (loss)                                  $ 1,279     1,043
  Net realized gain (loss) on sales of investments                  831       781
  Change in unrealized appreciation (depreciation) of
    investments                                                     707       304
---------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
     resulting from operations                                    2,817     2,128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
---------------------------------------------------------------------------------
  Proceeds from units sold                                          100       117
  Net transfers (to) from affiliate or divisions                   (299)       74
  Payments for units redeemed                                    (3,953)   (3,341)
---------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                           (4,152)   (3,150)
---------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity       (1,335)   (1,022)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
---------------------------------------------------------------------------------
  Beginning of period                                            21,959    22,981
---------------------------------------------------------------------------------
  End of period                                                 $20,624    21,959
---------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                 ZURICH MONEY
                                                                    MARKET
                                                                 FUND DIVISION
                                                                ---------------
                                                                 1999     1998
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
  Net investment income (loss)                                  $  182      230
  Net realized gain (loss) on sales of investments                  --       --
  Change in unrealized appreciation (depreciation) of
    investments                                                     --       --
-------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
     resulting from operations                                     182      230
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
-------------------------------------------------------------------------------
  Proceeds from units sold                                          38       22
  Net transfers (to) from affiliate or divisions                   (62)     459
  Payments for units redeemed                                     (848)    (667)
-------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                            (872)    (186)
-------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (690)      44
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
-------------------------------------------------------------------------------
  Beginning of period                                            5,265    5,221
-------------------------------------------------------------------------------
  End of period                                                 $4,575    5,265
-------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER TOTAL RETURN   KEMPER GROWTH     KEMPER INCOME AND CAPITAL
   FUND DIVISION      FUND DIVISION    PRESERVATION FUND DIVISION
-------------------   --------------   ---------------------------
  1999       1998      1999    1998        1999           1998
    386        584       486     (38)        38            44
    488        467       368     269          2             4
     30         37       903     442        (73)            8
------------------------------------------------------------------
    904      1,088     1,757     673        (33)           56
------------------------------------------------------------------
     42         50        13      32         --             1
     (3)      (194)      (29)     24          1           (15)
 (1,548)    (1,377)   (1,024)   (861)       (87)          (55)
------------------------------------------------------------------
 (1,509)    (1,521)   (1,040)   (805)       (86)          (69)
------------------------------------------------------------------
   (605)      (433)      717    (132)      (119)          (13)
------------------------------------------------------------------
  7,574      8,007     5,485   5,617        868           881
------------------------------------------------------------------
  6,969      7,574     6,202   5,485        749           868
------------------------------------------------------------------

KEMPER HIGH YIELD   KEMPER DIVERSIFIED INCOME    KEMPER U.S. GOVERNMENT
  FUND DIVISION           FUND DIVISION         SECURITIES FUND DIVISION
-----------------   -------------------------   ------------------------
 1999      1998        1999          1998          1999         1998
   125       146         12            16            50            61
    (2)       41        (19)           (2)           (6)            2
  (103)     (176)         2            (8)          (52)            1
------------------------------------------------------------------------
    20        11         (5)            6            (8)           64
------------------------------------------------------------------------
     7        15         --            --            --            (3)
  (120)     (189)        (1)           --           (85)          (11)
  (262)     (253)       (80)           (9)         (104)         (119)
------------------------------------------------------------------------
  (375)     (427)       (81)           (9)         (189)         (133)
------------------------------------------------------------------------
  (355)     (416)       (86)           (3)         (197)          (69)
------------------------------------------------------------------------
 1,559     1,975        218           221           990         1,059
------------------------------------------------------------------------
 1,204     1,559        132           218           793           990
------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index (SMI) replacing
                             Zurich. Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1999.

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, as modified by Revenue Procedure 99-44, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980. This ruling does not apply in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and excluding Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at December 31, 1999, are as
                             follows (in thousands):

                                                                                                 SHARES
                                                             INVESTMENTS                         OWNED      COST
                                       --------------------------------------------------------  ------    -------
                                       Kemper Total Return Fund Division.......................    609     $ 5,997
                                       Kemper Growth Fund Division.............................    334       4,875
                                       Kemper Income and Capital Preservation Fund Division....     94         784
                                       Zurich Money Market Fund Division.......................  4,581       4,581
                                       Kemper High Yield Fund Division.........................    168       1,348
                                       Kemper Diversified Income Fund Division.................     25         156
                                       Kemper U.S. Government Securities Fund Division.........     96         837
                                       ---------------------------------------------------------------------------
                                       TOTAL INVESTMENTS                                                   $18,578
                                       ---------------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment-grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may

NOTES TO COMBINED FINANCIAL STATEMENTS

                             also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO assumes the mortality risks associated with
                             the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     DIVISIONS               Net transfers (to) from affiliate or divisions
                             include transfers of all or part of the contract owner's interest to or from another Fund or to the general account of KILICO.

--------------------------------------------------------------------------------

5    CONTRACT OWNERS'
     EQUITY The contract owners' equity is affected by the investment results of each Fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             Contract owners' equity at December 31, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                            CONTRACT
                                                                                        NUMBER     UNITS    OWNERS'
                                               SEPARATE ACCOUNT FUND DIVISION          OF UNITS    VALUE     EQUITY
                                       -----------------------------------------------------------------------------
                                        KEMPER TOTAL RETURN FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                         788     $ 8.581   $ 6,762
                                        Nonqualified                                       24       8.586       207
                                       -----------------------------------------------------------------------------
                                                                                                              6,969
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER GROWTH FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                         506      11.897     6,014
                                        Nonqualified                                       16      11.866       188
                                       -----------------------------------------------------------------------------
                                                                                                              6,202
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER INCOME AND CAPITAL PRESERVATION FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                         151       4.981       749
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        ZURICH MONEY MARKET FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                       1,371       3.262     4,473
                                        Nonqualified                                       31       3.262       102
                                       -----------------------------------------------------------------------------
                                                                                                              4,575
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER HIGH YIELD FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                         170       6.303     1,073
                                        Nonqualified                                       20       6.468       131
                                       -----------------------------------------------------------------------------
                                                                                                              1,204
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER DIVERSIFIED INCOME FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          39       3.408       132
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER U.S. GOVERNMENT SECURITIES FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                         153       4.563       698
                                        Nonqualified                                       20       4.742        95
                                       -----------------------------------------------------------------------------
                                                                                                                793
                                       -----------------------------------------------------------------------------
                                          TOTAL CONTRACT OWNERS' EQUITY                                     $20,624
                                       -----------------------------------------------------------------------------

NOTES

NOTES

Distributed by

Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[KEMPER LOGO]                   Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797

[RECYCLED LOGO] PRINTED ON RECYCLED PAPER
L-5759 (2/00)1042